Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
Note 13. Subsequent Events
On November 9th, 2022, to further hedge our exposure to fluctuations in interest rates, we entered into three separate $100 million interest rate caps, each capping SOFR at 4.75%. All three caps are effective December 1, 2022, with two caps expiring December 2, 2024, and one cap expiring December 1, 2025. The aggregate premium for all three caps was approximately $2.9 million.

Note 14. Subsequent Events
Issuance of Equity Awards
In February 2022, the compensation committee of our board of directors approved the 2022 executive compensation terms for our executives, which included (1) performance-based equity grants in the form of either, at the election of the executive, restricted stock awards or LTIP Units, and (2) time-based equity grants in the form of either, at the election of the executive, restricted stock awards or LTIP Units.
In February 2022 an aggregate of approximately 113,400 LTIP Units were issued to our executive officers in connection with performance-based equity grants. With respect to performance-based equity grants, the number of LTIP Units granted as of the grant date was equal 200% of the targeted award. These are non-vested
grants which shall vest based on ranges from a threshold of 0% to a maximum of 200% of the targeted equity award set for each executive by the compensation committee, with such percentage being determined based upon our ranking as compared to a peer group of publicly traded self storage REITs in terms of the average same-store revenue growth, analyzed over a three-year period.
Similarly, in February 2022 an aggregate of approximately 170,100 LTIP Units were issued to our executive officers in connection with time-based equity grants. These are non-vested
grants which shall vest ratably over four years, with the first tranche vesting on December 31, 2022, subject to the recipient’s continued employment through the applicable vesting date.
Subsequent Acquisitions and Draws on Key Bank Credit Facility
On February 8, 2022, we purchased the Algonquin Property for approximately $19 million, plus closing costs. Upon acquisition, the property was approximately 72.4% occupied. The acquisition was funded with proceeds from a draw on the KeyBank Credit Facility Revolver of $19 million.
Potential SSGT II Merger
On February 24, 2022, the Company, SSGT II, and SSGT II Merger Sub, entered into the SSGT II Merger Agreement. The SSGT II Merger Agreement provides that we will acquire SSGT II by way of a merger of SSGT II with and into SSGT II Merger Sub, with SSGT II Merger Sub being the surviving entity.
At the effective time of the SSGT II Merger (the “Merger Effective Time”), SSGT II shall cease to exist as a separate entity in accordance with the applicable provisions of the Maryland General Corporation Law. The special committee our board of directors (the “SmartStop Special Committee”), our board of directors, and the board of directors of SSGT II (the “SSGT II Board”) have unanimously approved the SSGT II Merger, the SSGT II Merger Agreement, and the transactions contemplated by the SSGT II Merger Agreement. The SmartStop Special Committee is comprised entirely of independent directors of the Company.
Pursuant to the terms and subject to the conditions set forth in the SSGT II Merger Agreement, at the SSGT II Merger Effective Time, each share of SSGT II’s common stock, $0.001 par value per share (“SSGT II Common Stock”), issued and outstanding immediately prior to the SSGT II Merger Effective Time (other than shares owned by us, any subsidiary of ours, or any subsidiary of SSGT II) will be converted into the right to receive 0.9118 shares of our Class A Shares, subject to the treatment of fractional shares in accordance with the SSGT II Merger Agreement (the “SSGT II Merger Consideration”).
Assuming all of the conditions of the SSGT II Merger are satisfied and the SSGT II Merger is consummated in accordance with the terms in the SSGT II Merger Agreement, we will acquire all of the real estate owned by SSGT II, which as of February 24, 2022 consisted of (i) 10 wholly-owned self storage facilities located in seven states comprising approximately 7,740 self storage units and approximately 853,900 net rentable square feet, and (ii) SSGT II’s 50% equity interest in three unconsolidated real estate ventures located in the Greater Toronto Area of Ontario, Canada. The unconsolidated real estate ventures consist of one operating self storage property and two parcels of land being developed into self storage facilities, with subsidiaries of SmartCentres owning the other 50% of such entities.
The SSGT II Merger Agreement contains customary representations, warranties, and covenants, including covenants relating to the conduct of our business and the business of SSGT II during the period between the execution of the SSGT II Merger Agreement and the earlier of the completion of the SSGT II Merger or the termination of the SSGT II Merger Agreement in accordance with its terms. The closing of the SSGT II Merger (the “Closing”) is subject to and conditioned on the approval of the SSGT II Merger by the affirmative vote of the holders of not less than a majority of all outstanding shares of SSGT II Common Stock (the “Stockholder Approval”). Pursuant to the terms of the SSGT II Merger Agreement, the Closing is also subject to other customary conditions, including the delivery of certain documents and legal opinions, the accuracy of the representations and warranties of the parties (subject to the materiality standards contained in the SSGT II Merger Agreement), the effectiveness of the registration statement on Form
S-4
to be filed by us to register the shares to be issued as SSGT II Merger Consideration, and the absence of a “SmartStop Material Adverse Effect” or “SSGT II Material Adverse Effect” (as each term is defined in the Merger Agreement). Our obligation to consummate the SSGT II Merger is not subject to a financing condition. The Closing is not subject to the approval of our stockholders.
During the period beginning on the date of the SSGT II Merger Agreement and continuing until 11:59 p.m. (California local time) on March 26, 2022 (the “Go Shop Period End Time”), SSGT II (through the SSGT II Board and its representatives) may initiate, solicit, provide information and enter into discussions concerning proposals relating to alternative Acquisition Proposals (as defined in the Merger Agreement) (the “Go Shop”).
The closing of the SSGT II Merger is subject to and conditioned on the approval of the SSGT II Merger by the affirmative vote of the holders of not less than a majority of all outstanding shares of SSGT II Common Stock. The closing of the SSGT II Merger is neither subject to a financing condition nor to the approval of our stockholders.
In connection with the termination of the SSGT II Merger Agreement and SSGT II’s entry into an alternative transaction with respect to a Superior Proposal (as defined in the SSGT II Merger Agreement), as well as under other specified circumstances, SSGT II will be required to pay to us a termination payment of $2,600,000 in the event of termination arising out of the Go Shop, or $5,200,000 in the event of termination under certain other circumstances. In addition, the SSGT II Merger Agreement provides for customary expense reimbursement (not to exceed $1,000,000) under specified circumstances set forth in the SSGT II Merger Agreement.
Suspension of DRP and SRP
In connection with a review of liquidity alternatives by our Board, on March 7, 2022, the Board approved the full suspension of our DRP and SRP. Under our DRP, the Board may amend, modify, suspend or terminate our plan for any reason upon 10 days’ written notice to the participants. See Note 12 – Commitments and Contingencies for additional information.
SST VI’s Public Offering declared Effective
On March 17, 2022, the Securities and Exchange Commission (“SEC”) declared SST VI’s registration statement effective. SST VI’s registration statement disclosed it intends to invest the net proceeds from its offering primarily in income-producing and growth self storage properties and related self storage real estate investments.